REAL ESTATE HELD FOR SALE - Additional Information (Detail) $ in Thousands										3 Months Ended		12 Months Ended
	Nov. 01, 2019 USD ($) ft² Property shares	Oct. 29, 2019 USD ($) shares	Jul. 19, 2019 USD ($)	Jan. 11, 2019 USD ($)	Nov. 30, 2018 USD ($) ft² Property	Nov. 26, 2018 USD ($) shares	Jul. 17, 2018 USD ($)	Nov. 08, 2017 USD ($) Property	May 15, 2017 USD ($)	Mar. 31, 2020 USD ($) Property	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Sep. 30, 2017 USD ($)	Dec. 12, 2012 ft²
Real Estate Properties [Line Items]
Gain on sale of real estate										$ 0	$ 7,575	$ 34,077	$ 80,594	$ 255,935
Real estate held for sale												0	128,146
Accumulated depreciation and amortization										74,128		65,381	38,052
Loss on extinguishment of debt										0	856	1,106	493	478
Real estate held for investment, net										$ 755,460		759,479	552,974
Burbank Collection
Real Estate Properties [Line Items]
Consideration			$ 25,900
Gain on sale of real estate			10,500
Real estate held for sale			14,700
Accumulated depreciation and amortization			$ 2,600
424 Bedford
Real Estate Properties [Line Items]
Consideration				$ 43,800
Gain on sale of real estate				7,600
Real estate held for sale				34,000
Accumulated depreciation and amortization				$ 5,300
Singapore Portfolio
Real Estate Properties [Line Items]
Real estate held for sale															$ 546,500
Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property										0
Closing costs										$ 247	$ 3,917	$ 12,667	$ 36,736	$ 104,589
Disposed of by Sale | SREIT
Real Estate Properties [Line Items]
Ownership interest	6.89%	6.89%				7.00%
Disposed of by Sale | SREIT
Real Estate Properties [Line Items]
Issuance of common stock (in shares) | shares	56,979,352					186,236,224
Common stock, shares acquired (in shares) | shares		7,186,000				12,979,852
Common stock, shares acquired		$ 5,200				$ 6,500
Disposed of by Sale | 125 John Carpenter
Real Estate Properties [Line Items]
Consideration	$ 99,800
Closing costs	$ 200
Gain on sale of real estate		$ 16,000
Disposed of by Sale | Westpark Portfolio
Real Estate Properties [Line Items]
Consideration					$ 166,400
Closing costs					3,200
Gain on sale of real estate					$ 32,500
Disposed of by Sale | Central Building
Real Estate Properties [Line Items]
Consideration							$ 67,500
Gain on sale of real estate							32,100
Real estate held for sale							32,600
Accumulated depreciation and amortization							$ 5,600
Disposed of by Sale | Singapore Portfolio
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property								11
Consideration								$ 804,000
Closing costs								7,700
Gain on sale of real estate								236,900
Real estate held for sale								543,200
Accumulated depreciation and amortization								103,000
Deferred gains on sale								17,100
Loss on extinguishment of debt								$ 500
Number of wholly owned subsidiaries | Property								11
Disposed of by Sale | Singapore Portfolio | SREIT
Real Estate Properties [Line Items]
Shares received as part of consideration								$ 44,000
Shares outstanding, percent								7.00%
Disposed of by Sale | 50 Congress Street
Real Estate Properties [Line Items]
Gain on sale of real estate									$ 29,400
Accumulated depreciation and amortization									5,900
Proceeds from Sale of Real Estate									79,000
Proceeds from sales of real estate, net of concessions and credits									78,800
Real estate held for investment, net									$ 47,700
Office Properties | Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property												1	1	12
Office Properties | Disposed of by Sale | 125 John Carpenter
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property	2
Net rentable area | ft²	445,317
Retail Property | Burbank Collection
Real Estate Properties [Line Items]
Net rentable area | ft²																39,428
Retail Property | Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property												1
Apartment Building | Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property												1
Office/Flex/Industrial Portfolio | Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property													1
Office/Flex/Industrial Buildings | Disposed of by Sale
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property													21
Office/Flex/Industrial Buildings | Disposed of by Sale | Westpark Portfolio
Real Estate Properties [Line Items]
Number of real estate properties disposed | Property					21
Net rentable area | ft²					778,472